Investment In Oxford City Football Club (Trading) Limited and Business Combination (Tables)	12 Months Ended
Jun. 30, 2014
Investment in Oxford City Football Club (Trading) Limited and Business Combination [Abstract]
Schedule of Carrying Value of Investment
Carrying Value of Investment
Issuance of stock payable for 75,000 shares of common stock of the Company on April 29, 2013	$6,445
Capital contributions (April 29, 2013 to June 30, 2013)	173,414
49% share of loss of Oxford City Football Club (Trading) Limited (April 29, 2013 to May 31, 2013)	(17,045)
Carrying value of investment on June 30, 2013	$162,814

Schedule of Results of Operations of Oxford City Football Club (Trading) Limited
Results of Operations of Oxford City Football Club (Trading) Limited	April 29, 2013 to May 31 2013
Sales	$50,450
Cost of sales	(8,694)
Gross profit	$41,757
Net income (loss)	$(1,904)

Schedule Balance Sheet of Oxford City Football Club (Trading) Limited
Balance Sheet of Oxford City Football Club (Trading) Limited	May 31, 2013
Current assets	$71,168
Noncurrent assets	9
Total assets	$71,177

Current liabilities	$607,777
Noncurrent liabilities	194,515
Total liabilities	$802,292
Net assets (deficiency)	$(731,115

Schedule of Reconciliation of the Carrying Value of the Investment and the Amount of Underlying Equity in Net Assets
Reconciliation of the Carrying Value of the Investment and the Amount of Underlying Equity in Net Assets
Net assets (deficiency) of Oxford City Football Club (Trading) Limited at May 31, 2013	$(731,115)
49% interest in the net assets of Oxford City Football Club (Trading) Limited	(358,246)
49% of amount due from Oxford City Youth Football Club Limited classified as net assets (deficiency)	155,397
49% interest in carrying value of unamortized intangible asset	192,249
Capital contributions	173,414
Carrying value of investment on June 30, 2013	$162,814

Schedule of Assets acquired and Liabilities assumed
TOTAL ASSETS ACQUIRED
Current assets:
Cash	$23,385
Accounts receivable	37,404
Inventory	9,130
Prepaid expenses	1,248
71,167
Property and equipment, net	9
Oxford City Football Club trade name	475,651
475,660
$546,827
TOTAL LIABILITIES ASSUMED
Account payable and accrued liabilities	$639,580
Due to related parties	162,711
Due to Oxford City Football Club, Inc.	61,672
Non-controlling interest	(317,136)
$546,827
PURCHASE PRICE	$—

Schedule of Supplemental Cash Flow Disclosure

Cash acquired from Oxford City Football Club (Trading) – May 31, 2013	$23,385
Advances under control of the Company on July 1, 2013	111,742
Cash received from acquisition of Oxford City Football Club (Trading) Limited – as reported on the Consolidated Statement of Cash Flow	$135,127

Summary of Unaudited Pro-forma Information
	Years ended June 30,
	2013	2012
Sales	$715,208	$394,149
Net loss	$(3,693,488)	$(1,031,932)
Net loss per common share:
Basic	$(12.27)	$(3.42)